Share capital - Additional information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 10, 2022 warrants $ / shares	Sep. 14, 2020 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) warrants shares options	Dec. 31, 2022 CAD ($) warrants shares options $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares	Jan. 31, 2017
Statement [Line Items]
Proceeds from issuance of common shares – private placement			$ 155		$ 88	$ 120
Weighted average fair value at measurement date, share options granted				$ 0.4			$ 0.37	$ 0.24
Number of shares issued | shares				198,134,931			192,687,906
Exercise price of outstanding Warrants		0.60%
Exercise price of outstanding Warrants Term		3 years
Percentage to Acquire of Issued and Outstanding Shares									10.00%
Exercise price of warrants exercised | $ / shares				$ 0.55
Number of warrants exercised | warrants	586,803		4,115,354	4,115,354
Gross proceeds from exercise of warrants				$ 2,300,000
Share Purchase Warrant [Member]
Statement [Line Items]
Par value per share | $ / shares		$ 0.6
Number of shares issued | shares		5,139,000
Exercise price of outstanding Warrants Term		3 years
Exercise price of warrants exercised | $ / shares	$ 0.55			$ 0.55
Number of warrants exercised | warrants			4,562,578	4,562,578
Warrants expiry date			Jan. 10, 2022	Jan. 10, 2022
Gross proceeds from exercise of warrants				$ 2,500,000
Deferred Share Unit Plan [Member]
Statement [Line Items]
Allocated Share Based Payment Transactions			$ 600		400	200
Deferred Share Unit Plan [Member] | Directors And Executives [Member]
Statement [Line Items]
Number of warrants exercised | shares			708,000	708,000
Post Arrangement [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares								$ 0.12
Post Arrangement [Member] | Deferred Share Unit Plan [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares				$ 1.14			$ 0.77	$ 0.51
Related parties [member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement | options			1,047,000	1,047,000
Allocated Share Based Payment Transactions			$ 400		$ 700	$ 400
Private Placements [Member] | Brokerage Fee [Member]
Statement [Line Items]
Proceeds from issuance of common shares – private placement		$ 4,300,000
Finder Fee		$ 86,000
Percentage of brokerage fee equal to issue of subscription shares		5.00%
Private Placements [Member] | Two Tranches [Member]
Statement [Line Items]
Par value per share | $ / shares		$ 0.43
Proceeds from issuance of common shares – private placement		$ 4,400,000
Number of shares issued | shares		10,278,000